UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2012

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

Semi-Annual Report
October 31, 2012

Emerging Markets	Sector Leader Fund

Asia	Sector Leader Fund

Emerging Markets	Great Consumer Fund

Asia	Great Consumer Fund

Global	Great Consumer Fund

Global	Dynamic Bond Fund

i

MIRAE ASSET DISCOVERY FUNDS
Expense Examples

(unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at May 1, 2012 and held for the entire period from May 1, 2012 through October 31, 2012 (unless otherwise noted).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" for the applicable Fund to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Actual Ending Account Value	Hypothetical Ending Account Value	Actual Expenses Paid During Period	Hypothetical Expenses Paid During Period	Annualized Expense Ratio During Period
Fund		5/1/12	10/31/12	10/31/12	5/1/12 - 10/31/12(1)	5/1/12 - 10/31/12(1)	5/1/12 - 10/31/12

Emerging Markets Sector Leader Fund	Class A	$1,000.00	$961.50	$1,015.88	$9.15	$9.40	1.85%
	Class C	1,000.00	957.70	1,012.10	12.83	13.19	2.60%
	Class I	1,000.00	962.70	1,017.14	7.92	8.13	1.60%

Asia Sector Leader Fund	Class A	1,000.00	1,001.00	1,016.13	9.08	9.15	1.80%
	Class C	1,000.00	996.80	1,012.35	12.83	12.93	2.55%
	Class I	1,000.00	1,003.10	1,017.39	7.83	7.88	1.55%

Emerging Markets Great Consumer Fund	Class A	1,000.00	1,011.20	1,015.88	9.38	9.40	1.85%
	Class C	1,000.00	1,007.60	1,012.10	13.16	13.19	2.60%
	Class I	1,000.00	1,012.10	1,017.14	8.11	8.13	1.60%

Asia Great Consumer Fund	Class A	1,000.00	1,006.30	1,016.13	9.10	9.15	1.80%
	Class C	1,000.00	1,002.10	1,012.35	12.87	12.93	2.55%
	Class I	1,000.00	1,007.30	1,017.39	7.84	7.88	1.55%

Global Great Consumer Fund	Class A	1,000.00	904.80	1,016.08	8.74	9.20	1.82%(2)
	Class C	1,000.00	902.00	1,012.30	12.32	12.98	2.57%(2)
	Class I	1,000.00	906.60	1,017.34	7.54	7.93	1.57%(2)

Global Dynamic Bond Fund	Class A	1,000.00	1,051.70	1,019.06	6.31	6.21	1.22%(2)
	Class C	1,000.00	1,047.30	1,015.27	10.17	10.01	1.97%(2)
	Class I	1,000.00	1,053.50	1,020.32	5.02	4.94	0.97%(2)

(1)  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2)  The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2012 and the higher limitation in effect prior to that date.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Sector Leader Fund	October 31, 2012
(unaudited)

	Shares	Value
Common Stocks (93.7%)
AIA Group Ltd. (Insurance)	76,200	$301,858
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	21,091	305,818
Astro Malaysia Holdings Bhd† (Media)	143,800	128,001
AVI Ltd. (Food Products)	94,899	626,553
Baidu, Inc.† (Internet Software & Services)	1,800	191,916
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	38,100	233,303
BM&FBOVESPA SA (Diversified Financial Services)	37,000	236,864
BR Malls Participacoes SA (Real Estate Management & Development)	26,900	353,686
BR Properties SA (Real Estate Management & Development)	36,000	471,562
Capitec Bank Holdings Ltd. (Commercial Banks)	10,760	237,300
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	158,000	258,107
Cia Vale Do Rio (Metals & Mining)	30,050	534,590
Cognizant Technology Solutions Corp.† (IT Services)	4,825	321,586
Companhia Brasileira de Distribuicao Group (Food & Staples Retailing)	5,975	279,272
Companhia de Bebidas DAS Americas (Ambev) (Beverages)	5,300	216,625
Even Construtora e Incorporadora SA (Household Durables)	108,700	433,580
Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	147,000	339,250
Galaxy Entertainment Group Ltd.† (Hotels, Restaurants & Leisure)	86,000	295,737
Godrej Consumer Products Ltd. (Personal Products)	31,857	427,247
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	26,911	381,402
HSBC Holdings PLC (Commercial Banks)	32,400	319,410
Hutchison Whampoa Ltd. (Industrial Conglomerates)	26,000	255,813
Hyundai Motor Co. (Automobiles)	1,574	324,067
Korea Electric Power Corp.† (Electric Utilities)	16,560	429,794
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	158,000	293,582
LSR Group OJSC - Registered GDR (Real Estate Management & Development)	94,675	455,860
Magazine Luiza SA (Multiline Retail)	74,500	414,928
Mail.Ru Group Ltd. - Registered GDR (Internet Software & Services)	11,200	373,520
Malayan Banking Bhd (Commercial Banks)	82,300	244,102
Metalurgica Gerdau S.A. (Metals & Mining)	20,400	228,642
ORION Corp. (Food Products)	400	375,642
PetroChina Co. Ltd. (Oil, Gas & Consumable Fuels)	262,000	357,681
Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	25,600	262,215
Ping An Insurance (Group) Co. of China Ltd. (Insurance)	37,000	293,143
Prada SpA (Textiles, Apparel & Luxury Goods)	37,900	309,076
PT Bank Mandiri Tbk (Commercial Banks)	261,801	224,985
PT Media Nusantara Citra Tbk (Media)	983,500	289,416
PT Semen Gresik (Persero) Tbk (Construction Materials)	181,000	280,927
Rosneft OJSC - GDR (Oil, Gas & Consumable Fuels)	45,450	336,330
Samsonite International SA(a) (Textiles, Apparel & Luxury Goods)	165,900	344,652
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	829	995,955
Sberbank of Russia (Commercial Banks)	119,935	351,410
Siam Commercial Bank Public Co. Ltd. (Commercial Banks)	49,900	262,375
Sun Art Retail Group Ltd. (Food & Staples Retailing)	201,500	274,047
Tencent Holdings Ltd. (Internet Software & Services)	8,900	314,666
The Foschini Group Ltd. (Specialty Retail)	32,255	468,857
Universal Robina Corp. (Food Products)	213,030	371,949
Want Want China Holdings Ltd. (Food Products)	276,000	377,507
TOTAL COMMON STOCKS (Cost $15,116,048)		16,404,808

Rights (NM)
Capitec Bank Holdings Ltd.† (Commercial Banks)	1,506	5,307
TOTAL RIGHTS(Cost $—)		5,307

TOTAL INVESTMENTS (Cost $15,116,048) — 93.7%		16,410,115

Net other assets (liabilities) — 6.3%		1,111,444

NET ASSETS — 100.0%		$17,521,559

†	Non-income producing security
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Sector Leader Fund	October 31, 2012
(unaudited)

Emerging Markets Sector Leader Fund invested in the following industries as of October 31, 2012:			Emerging Markets Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$324,067	1.8%	Brazil	$3,431,964	19.7%
Beverages	216,625	1.2%	China	1,808,960	10.3%
Commercial Banks	1,644,889	9.4%	Hong Kong	2,378,235	13.7%
Construction Materials	280,927	1.6%	India	1,436,053	8.2%
Diversified Financial Services	236,864	1.4%	Indonesia	795,328	4.5%
Diversified Telecommunication Services	258,107	1.5%	Malaysia	372,103	2.1%
Electric Utilities	429,794	2.5%	Philippines	371,949	2.1%
Food & Staples Retailing	786,622	4.5%	Russia	1,517,120	8.6%
Food Products	1,751,651	9.9%	South Africa	1,338,017	7.6%
Health Care Providers & Services	305,818	1.7%	South Korea	2,125,458	12.2%
Hotels, Restaurants & Leisure	295,737	1.7%	Taiwan	339,250	1.9%
Household Durables	433,580	2.5%	Thailand	495,678	2.8%
Industrial Conglomerates	255,813	1.5%	Other	1,111,444	6.3%
Insurance	595,001	3.4%
Internet Software & Services	880,102	4.9%	Total	$17,521,559	100.0%
IT Services	321,586	1.8%
Media	417,417	2.3%
Metals & Mining	763,232	4.4%
Multiline Retail	414,928	2.4%
Oil, Gas & Consumable Fuels	1,249,808	7.1%
Personal Products	427,247	2.5%
Real Estate Management & Development	1,281,108	7.3%
Semiconductors & Semiconductor Equipment	995,955	5.8%
Specialty Retail	468,857	2.7%
Textiles, Apparel & Luxury Goods	653,728	3.8%
Thrifts & Mortgage Finance	381,402	2.2%
Wireless Telecommunication Services	339,250	1.9%
Other	1,111,444	6.3%

Total	$17,521,559	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	October 31, 2012
(unaudited)

	Shares	Value
Common Stocks (97.8%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	46,400	$299,282
AIA Group Ltd. (Insurance)	87,800	347,810
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	16,086	233,246
Astro Malaysia Holdings Bhd† (Media)	187,800	167,166
Baidu, Inc.† (Internet Software & Services)	2,332	248,638
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	38,000	232,691
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	84,000	220,031
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	186,000	303,848
Cipla Ltd. (Pharmaceuticals)	27,844	188,060
CJ Hellovision Co. Ltd.† (Media)	25,760	377,990
Cognizant Technology Solutions Corp.† (IT Services)	5,601	373,307
DBS Group Holdings Ltd. (Commercial Banks)	19,661	224,098
Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	146,000	336,942
Galaxy Entertainment Group Ltd.† (Hotels, Restaurants & Leisure)	73,000	251,032
Godrej Consumer Products Ltd. (Personal Products)	28,083	376,633
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	28,569	404,899
HSBC Holdings PLC (Commercial Banks)	41,200	406,164
Hutchison Whampoa Ltd. (Industrial Conglomerates)	34,000	334,525
Hyundai Motor Co. (Automobiles)	1,907	392,628
IHH Healthcare Bhd† (Health Care Providers & Services)	180,000	193,332
Korea Electric Power Corp.† (Electric Utilities)	16,480	427,718
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	180,000	334,460
L'Occitane International SA (Specialty Retail)	105,250	327,981
Malayan Banking Bhd (Commercial Banks)	64,400	191,011
ORION Corp. (Food Products)	433	406,632
PetroChina Co. Ltd. (Oil, Gas & Consumable Fuels)	204,000	278,500
Ping An Insurance (Group) Co. of China Ltd. (Insurance)	46,500	368,410
Prada SpA (Textiles, Apparel & Luxury Goods)	35,000	285,427
PT Bank Mandiri Tbk (Commercial Banks)	332,179	285,466
PT Media Nusantara Citra Tbk (Media)	1,036,500	305,012
PT Semen Gresik (Persero) Tbk (Construction Materials)	138,500	214,964
Samsonite International SA(a) (Textiles, Apparel & Luxury Goods)	166,500	345,900
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,039	1,248,249
Shree Cement Ltd. (Construction Materials)	3,575	280,676
Siam Commercial Bank Public Co. Ltd. (Commercial Banks)	38,900	204,536
Sun Art Retail Group Ltd. (Food & Staples Retailing)	184,000	250,246
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	86,000	261,195
Tencent Holdings Ltd. (Internet Software & Services)	9,600	339,415
Thai Union Frozen Products Public Co. Ltd. (Food Products)	87,592	205,964
Universal Robina Corp. (Food Products)	213,320	372,455
Want Want China Holdings Ltd. (Food Products)	250,000	341,944
TOTAL COMMON STOCKS (Cost $11,717,611)		13,188,483

TOTAL INVESTMENTS (Cost $11,717,611) — 97.8%		13,188,483

Net other assets (liabilities) — 2.2%		301,282

NET ASSETS — 100.0%		$13,489,765

†	Non-income producing security
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	October 31, 2012
(unaudited)

Asia Sector Leader Fund invested in the following industries as of October 31, 2012:			Asia Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$392,628	2.9%	China	$1,827,153	13.5%
Commercial Banks	1,311,275	9.6%	Hong Kong	3,157,178	23.3%
Construction Materials	495,640	3.7%	India	1,856,821	13.8%
Diversified Telecommunication Services	303,848	2.3%	Indonesia	805,442	6.0%
Electric Utilities	427,718	3.2%	Malaysia	551,509	4.1%
Food & Staples Retailing	482,937	3.6%	Philippines	372,455	2.8%
Food Products	1,326,995	9.8%	Singapore	224,098	1.7%
Health Care Providers & Services	426,578	3.2%	South Korea	2,853,217	21.2%
Hotels, Restaurants & Leisure	251,032	1.9%	Taiwan	598,137	4.4%
Industrial Conglomerates	334,525	2.5%	Thailand	942,473	7.0%
Insurance	716,220	5.3%	Other	301,282	2.2%
Internet Software & Services	588,053	4.3%
IT Services	373,307	2.8%	Total	$13,489,765	100.0%
Media	850,168	6.3%
Oil, Gas & Consumable Fuels	612,960	4.6%
Personal Products	376,633	2.8%
Pharmaceuticals	188,060	1.4%
Real Estate Management & Development	220,031	1.6%
Semiconductors & Semiconductor Equipment	1,509,444	11.2%
Specialty Retail	327,981	2.4%
Textiles, Apparel & Luxury Goods	631,327	4.6%
Thrifts & Mortgage Finance	404,899	3.0%
Wireless Telecommunication Services	636,224	4.8%
Other	301,282	2.2%

Total	$13,489,765	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2012
(unaudited)

	Shares	Value
Common Stocks (92.4%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	73,100	$471,497
Amorepacific Corp. (Personal Products)	442	502,641
Astro Malaysia Holdings Bhd† (Media)	291,500	259,473
AVI Ltd. (Food Products)	93,825	619,462
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	71,000	434,765
BIM Birlesik Magazalar (Food & Staples Retailing)	4,800	222,966
BR Malls Participacoes SA (Real Estate Management & Development)	31,920	419,690
BR Properties SA (Real Estate Management & Development)	33,190	434,753
Brilliance China Automotive Holdings Ltd.† (Automobiles)	298,000	372,221
Capitec Bank Holdings Ltd. (Commercial Banks)	6,110	134,749
Coca-Cola Icecek (Beverages)	14,225	276,214
Companhia Brasileira de Distribuicao Group (Food & Staples Retailing)	9,385	438,655
Companhia de Bebidas das Americas - ADR (Beverages)	10,966	447,303
Cosan Ltd. (Oil, Gas & Consumable Fuels)	31,965	524,546
CP ALL Public Co. Ltd. (Food & Staples Retailing)	468,300	607,934
Eurocash SA (Food & Staples Retailing)	27,737	338,858
Galaxy Entertainment Group Ltd.† (Hotels, Restaurants & Leisure)	152,000	522,697
Godrej Consumer Products Ltd. (Personal Products)	25,726	345,022
Haier Electronics Group Co. Ltd.† (Household Durables)	147,000	187,975
Hengan International Group Co. Ltd. (Personal Products)	54,500	496,490
Hindustan Unilever Ltd. (Household Products)	47,355	481,209
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	16,833	710,123
Hypermarcas SA† (Personal Products)	52,100	414,347
Iguatemi Emprasa de Shopping Centers SA (Real Estate Management & Development)	21,540	273,665
IHH Healthcare Bhd† (Health Care Providers & Services)	444,900	477,853
Imperial Holdings Ltd. (Distributors)	17,536	398,845
ITC Ltd. (Tobacco)	130,069	683,232
Koc Holdings AS (Industrial Conglomerates)	103,780	487,572
LG Household & Health Care Ltd. (Household Products)	881	517,903
LSR Group OJSC - Registered GDR (Real Estate Management & Development)	76,260	367,191
LSR Group OJSC - Registered GDR (Real Estate Management & Development)	48,170	231,939
M Video (Specialty Retail)	50,525	452,451
Magazine Luiza SA (Multiline Retail)	85,020	473,520
Magnit OJSC - Registered Sponsored ADR (Food & Staples Retailing)	12,950	459,725
Magnit OJSC - Registered Sponsored GDR (Food & Staples Retailing)	4,675	165,963
Mail.Ru Group Ltd. - Registered GDR (Internet Software & Services)	8,221	274,170
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)	18,965	325,060
Naspers Ltd. (Media)	9,827	638,723
Nestle India Ltd. (Food Products)	3,314	289,573
ORION Corp. (Food Products)	930	873,367
Prada SpA (Textiles, Apparel & Luxury Goods)	43,000	350,667
PT Global Mediacom Tbk (Media)	1,292,000	306,177
PT Kalbe Farma Tbk (Pharmaceuticals)	6,000,000	606,250
PT Mayora Indah TbK (Food Products)	117,500	289,466
PT Mitra Adiperkasa Tbk (Multiline Retail)	1,116,500	761,779
PT Summarecon Agung Tbk (Real Estate Management & Development)	4,889,500	891,315
PT Unilever Indonesia Tbk (Household Products)	95,000	257,786
Robinson Department Store Public Co. Ltd. (Multiline Retail)	433,800	860,658
Sands China Ltd. (Hotels, Restaurants & Leisure)	139,744	525,632
Sberbank of Russia (Commercial Banks)	130,920	383,596
Shoprite Holdings Ltd. (Food & Staples Retailing)	18,880	388,692
SM Prime Holdings, Inc. (Real Estate Management & Development)	1,470,600	517,816
Sun Art Retail Group Ltd. (Food & Staples Retailing)	497,500	676,617
Tencent Holdings Ltd. (Internet Software & Services)	19,500	689,438
The Foschini Group Ltd. (Specialty Retail)	19,200	279,090
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	63,359	305,428
Universal Robina Corp. (Food Products)	289,880	506,129
Yandex NV† (Internet Software & Services)	12,715	296,006
TOTAL COMMON STOCKS (Cost $23,497,636)		25,946,884

Rights (NM)
Capitec Bank Holdings Ltd.† (Commercial Banks)	855	3,013
TOTAL RIGHTS (Cost $—)		3,013

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	October 31, 2012
(unaudited)

		Value
TOTAL INVESTMENTS (Cost $23,497,636) — 92.4%		25,949,897

Net other assets (liabilities) — 7.6%		2,133,340

NET ASSETS — 100.0%		$28,083,237

†	Non-income producing security
GDR	Global Depositary Receipt

Emerging Markets Great Consumer Fund invested in the following industries as of October 31, 2012:			Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$372,221	1.3%	Brazil	$3,426,479	12.2%
Beverages	723,517	2.6%	China	1,862,545	6.6%
Commercial Banks	521,358	1.9%	Hong Kong	1,959,192	7.0%
Distributors	398,845	1.4%	India	2,104,464	7.5%
Food & Staples Retailing	3,734,175	13.3%	Indonesia	3,112,773	11.1%
Food Products	2,577,997	9.2%	Malaysia	737,326	2.6%
Health Care Providers & Services	477,853	1.7%	Philippines	1,023,945	3.6%
Hotels, Restaurants & Leisure	1,758,452	6.3%	Poland	338,858	1.2%
Household Durables	187,975	0.7%	Russia	2,956,101	10.5%
Household Products	1,256,898	4.4%	South Africa	2,462,574	8.8%
Industrial Conglomerates	487,572	1.7%	South Korea	2,604,034	9.3%
Internet Software & Services	1,259,614	4.4%	Thailand	2,374,854	8.5%
Media	1,204,373	4.3%	Turkey	986,752	3.5%
Multiline Retail	2,095,957	7.5%	Other	2,133,340	7.6%
Oil, Gas & Consumable Fuels	524,546	1.9%
Personal Products	1,758,500	6.3%	Total	$28,083,237	100.0%
Pharmaceuticals	606,250	2.2%
Real Estate Management & Development	3,136,369	11.0%
Specialty Retail	731,541	2.6%
Textiles, Apparel & Luxury Goods	656,095	2.3%
Tobacco	683,232	2.5%
Wireless Telecommunication Services	796,557	2.9%
Other	2,133,340	7.6%

Total	$28,083,237	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2012
(unaudited)

	Shares	Value
Common Stocks (96.0%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	67,600	$436,022
Amorepacific Corp. (Personal Products)	411	467,388
Astro Malaysia Holdings Bhd† (Media)	281,100	250,215
Big C Supercenter Public Co. Ltd. (Food & Staples Retailing)	64,000	391,901
Brilliance China Automotive Holdings Ltd.† (Automobiles)	380,000	474,645
CP ALL Public Co. Ltd. (Food & Staples Retailing)	466,800	605,986
Galaxy Entertainment Group Ltd.† (Hotels, Restaurants & Leisure)	142,000	488,309
Godrej Consumer Products Ltd. (Personal Products)	23,892	320,426
Haier Electronics Group Co. Ltd.† (Household Durables)	196,000	250,634
Hengan International Group Co. Ltd. (Personal Products)	51,500	469,160
Hindustan Unilever Ltd. (Household Products)	42,396	430,817
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	15,466	652,454
IHH Healthcare Bhd† (Health Care Providers & Services)	401,800	431,561
ITC Ltd. (Tobacco)	119,720	628,870
LG Household & Health Care Ltd. (Household Products)	816	479,692
Nestle India Ltd. (Food Products)	1,749	152,825
ORION Corp. (Food Products)	860	807,630
Prada SpA (Textiles, Apparel & Luxury Goods)	54,600	445,266
PT Global Mediacom Tbk (Media)	1,063,000	251,909
PT Kalbe Farma Tbk (Pharmaceuticals)	5,565,000	562,297
PT Mayora Indah TbK (Food Products)	130,500	321,492
PT Mitra Adiperkasa Tbk (Multiline Retail)	1,033,500	705,148
PT Summarecon Agung Tbk (Real Estate Management & Development)	4,463,000	813,568
PT Unilever Indonesia Tbk (Household Products)	57,500	156,029
Robinson Department Store Public Co. Ltd. (Multiline Retail)	398,000	789,631
Sands China Ltd. (Hotels, Restaurants & Leisure)	133,137	500,779
SM Prime Holdings, Inc. (Real Estate Management & Development)	1,362,000	479,577
Sun Art Retail Group Ltd. (Food & Staples Retailing)	466,000	633,776
Tencent Holdings Ltd. (Internet Software & Services)	18,100	639,940
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	64,224	309,598
Universal Robina Corp. (Food Products)	268,300	468,450
TOTAL COMMON STOCKS (Cost $12,540,518)		14,815,995

TOTAL INVESTMENTS (Cost $12,540,518) — 96.0%		14,815,995

Net other assets (liabilities) — 4.0%		624,836

NET ASSETS — 100.0%		$15,440,831

† Non-income producing security

Asia Great Consumer Fund invested in the following industries as of October 31, 2012:			Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$474,645	3.1%	China	$1,742,876	11.3%
Food & Staples Retailing	1,631,663	10.6%	Hong Kong	2,159,633	14.0%
Food Products	1,750,397	11.4%	India	1,842,536	11.9%
Health Care Providers & Services	431,561	2.8%	Indonesia	2,810,443	18.3%
Hotels, Restaurants & Leisure	1,641,542	10.6%	Malaysia	681,776	4.4%
Household Durables	250,634	1.6%	Philippines	948,027	6.1%
Household Products	1,066,538	6.9%	South Korea	2,407,164	15.6%
Internet Software & Services	639,940	4.2%	Thailand	2,223,540	14.4%
Media	502,124	3.2%	Other	624,836	4.0%
Multiline Retail	1,494,779	9.7%
Personal Products	1,256,974	8.1%	Total	$15,440,831	100.0%
Pharmaceuticals	562,297	3.6%
Real Estate Management & Development	1,293,145	8.5%
Textiles, Apparel & Luxury Goods	754,864	4.9%
Tobacco	628,870	4.0%
Wireless Telecommunication Services	436,022	2.8%
Other	624,836	4.0%

Total	$15,440,831	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2012
(unaudited)

	Shares	Value
Common Stocks (95.1%)
Amadeus IT Holding SA(a) (IT Services)	9,610	$237,884
Amazon.com, Inc.† (Internet & Catalog Retail)	667	155,291
Anheuser-Busch InBev NV (Beverages)	4,544	379,903
Apple, Inc. (Computers & Peripherals)	750	446,325
AVI Ltd. (Food Products)	36,500	240,984
Bayerische Motoren Werke AG (Automobiles)	3,276	260,900
British American Tobacco PLC (Tobacco)	5,007	247,979
Brunello Cucinelli SpA† (Textiles, Apparel & Luxury Goods)	20,713	366,424
Chipotle Mexican Grill, Inc.† (Hotels, Restaurants & Leisure)	357	90,867
Coach, Inc. (Textiles, Apparel & Luxury Goods)	5,941	332,994
DE Master Blenders 1753 NV† (Food Products)	12,273	149,977
Dufry AG - Registered† (Specialty Retail)	2,080	264,077
Express Scripts Holding, Inc.† (Health Care Providers & Services)	4,110	252,929
Ford Motor Co. (Automobiles)	18,047	201,405
Google, Inc.† (Internet Software & Services)	686	466,322
Haier Electronics Group Co. Ltd.† (Household Durables)	153,000	195,647
Harry Winston Diamond Corp.† (Metals & Mining)	10,245	146,504
Home Product Center Public Co. Ltd. (Specialty Retail)	525,600	195,684
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	7,446	345,792
MasterCard, Inc. (IT Services)	750	345,697
NIKE, Inc. (Textiles, Apparel & Luxury Goods)	1,827	166,951
Novo Nordisk A/S (Pharmaceuticals)	1,580	254,662
Prada SpA (Textiles, Apparel & Luxury Goods)	17,200	140,267
PT Mitra Adiperkasa Tbk (Multiline Retail)	388,500	265,070
PT Summarecon Agung Tbk (Real Estate Management & Development)	1,500,000	273,438
Qualcomm, Inc. (Communications Equipment)	2,748	160,964
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,739	447,020
VF Corp. (Textiles, Apparel & Luxury Goods)	1,607	251,463
Visa, Inc. (IT Services)	1,881	261,008
Walt Disney Co. (The) (Media)	3,285	161,195
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	3,785	265,366
TOTAL COMMON STOCKS (Cost $7,497,066)		7,970,989

TOTAL INVESTMENTS (Cost $7,497,066) — 95.1%		7,970,989

Net other assets (liabilities) — 4.9%		412,343

NET ASSETS — 100.0%		$8,383,332

†	Non-income producing security
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	October 31, 2012
(unaudited)

Global Great Consumer Fund invested in the following industries as of October 31, 2012:			Global Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$462,305	5.5%	Belgium	$379,903	4.5%
Beverages	379,903	4.5%	Canada	146,504	1.7%
Communications Equipment	160,964	1.9%	Denmark	254,662	3.0%
Computers & Peripherals	446,325	5.3%	Germany	260,900	3.1%
Food Products	390,961	4.7%	Hong Kong	335,914	4.0%
Health Care Providers & Services	252,929	3.0%	Indonesia	538,508	6.4%
Hotels, Restaurants & Leisure	1,149,045	13.8%	Italy	366,424	4.4%
Household Durables	195,647	2.3%	Netherlands	149,977	1.8%
Internet & Catalog Retail	155,291	1.9%	South Africa	240,984	2.9%
Internet Software & Services	466,322	5.6%	Spain	237,884	2.8%
IT Services	844,589	10.0%	Switzerland	264,077	3.2%
Media	161,195	1.9%	Thailand	195,684	2.3%
Metals & Mining	146,504	1.7%	United Kingdom	247,979	3.0%
Multiline Retail	265,070	3.2%	United States	4,351,589	52.0%
Pharmaceuticals	254,662	3.0%	Other	412,343	4.9%
Real Estate Management & Development	273,438	3.2%
Specialty Retail	459,761	5.5%	Total	$8,383,332	100.0%
Textiles, Apparel & Luxury Goods	1,258,099	15.1%
Tobacco	247,979	3.0%
Other	412,343	4.9%

Total	$8,383,332	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2012
(unaudited)

	Shares	Value
Foreign Bonds+ (5.8%)
Mexico — 2.0%
Mexican Bonos Desarr Fixed Rate, Series M(a), 9.00%, 6/20/13	3,000,000	$235,387
Russia — 1.4%
RZD Capital Ltd. - Registered Shares, 8.30%, 4/2/19	5,000,000	162,651
Turkey — 2.4%
Turkey Government Bond, 9.72%(b), 5/15/13	500,000	270,249
TOTAL FOREIGN BONDS (Cost $667,832)		668,287

Yankee Dollar Bonds (53.8%)
Bank VTB North-West OJSC(a), 5.01%, 9/29/15	500,000	500,624
CNPC General Capital(c), 2.75%, 4/19/17	200,000	206,969
Croatia, 6.63%, 7/14/20	250,000	287,168
Development Bank of Kazakhstan, 5.50%, 12/20/15	250,000	274,050
EDP Finance BV, 6.00%, 2/2/18	250,000	256,625
Hana Bank(c), 3.50%, 10/25/17	500,000	533,803
ICICI Bank Ltd., 4.75%, 11/25/16	200,000	210,256
Indian Oil Corp. Ltd., 5.63%, 8/2/21	200,000	217,661
Itau Unibanco Holding SA(c), 5.65%, 3/19/22	500,000	530,000
PT Pertamina(c), 4.88%, 5/3/22	250,000	272,500
Republic of Hungary, 7.63%, 3/29/41	100,000	119,300
Samarco Mineracao SA(c), 4.13%, 11/1/22	200,000	200,262
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17	250,000	270,673
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000	254,688
Tencent Holdings Ltd., 4.63%, 12/12/16	500,000	536,673
Turk EximBank(c), 5.88%, 4/24/19	250,000	274,125
Turkiye Garanti Bankasi(c), 4.00%, 9/13/17	250,000	252,500
Vnesheconombank, 5.38%, 2/13/17	500,000	543,220
Votorantim Cimentos SA, 7.25%, 4/5/41	250,000	285,000
VTB Bank OJSC(c), 6.95%, 10/17/22	200,000	207,590
TOTAL YANKEE DOLLAR BONDS (Cost $5,840,503)		6,233,287

Corporate Bond (2.4%)
Brazil — 2.4%
Braskem America Finance Co.(c), 7.13%, 7/22/41	250,000	282,500
TOTAL CORPORATE BOND (Cost $254,362)		282,500

Convertible Corporate Bond (8.4%)
South Korea — 8.4%
Lotte Shopping Co. Ltd., 0.00%, 7/5/16	1,000,000	968,000
TOTAL CONVERTIBLE CORPORATE BOND (Cost $959,433)		968,000

Treasury Note (21.6%)
U.S. Treasury Notes, 0.25%, 2/28/14	2,500,000	2,500,685
TOTAL TREASURY NOTE (Cost $2,499,227)		2,500,685

Exchange Traded Funds (5.9%)
iShares iBoxx $ High Yield Corporate Bond Fund (Corp/Pref-High Yield)	3,000	277,890
SPDR Barclays Capital High Yield Bond (Corp/Pref-High Yield)	10,000	403,300
TOTAL EXCHANGE TRADED FUNDS (Cost $672,246)		681,190

TOTAL INVESTMENTS (Cost $10,893,603) — 97.9%		11,334,349

Net other assets (liabilities) — 2.1%		237,499
NET ASSETS — 100.0%		$11,571,848

†	Principal amounts are disclosed in local currency and fair value amounts are disclosed in U.S. Dollars.
(a)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2012.
(b)	Rate represents the effective yield at purchase.
(c)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SPDR	Standard & Poor's Depository Receipts

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	October 31, 2012
(unaudited)

Global Dynamic Bond Fund invested in the following industries as of October 31, 2012:			Global Dynamic Bond Fund invested in securities with exposure to the following countries as of October 31, 2012:

	Value	% of Net Assets		Value	% of Net Assets
Commercial Banks Non-US	$2,234,773	19.2%	Azerbaijan	$270,673	2.3%
Corp/Pref-High Yield	681,190	5.9%	Brazil	1,097,500	9.4%
Diversified Operations	285,000	2.5%	China	743,642	6.4%
Electric Integrated	256,625	2.2%	Croatia	287,168	2.5%
Export/import Bank	274,125	2.4%	Hungary	119,300	1.0%
Internet Application Software	536,673	4.6%	India	427,917	3.7%
Metal-Iron	200,262	1.7%	Indonesia	272,500	2.4%
Oil Companies - Exploration & Production	479,469	4.2%	Kazakhstan	274,050	2.4%
Oil Companies-Integrated	270,673	2.3%	Mexico	235,387	2.0%
Oil Refining & Marketing	217,661	1.9%	Portugal	256,625	2.2%
Petrochemicals	282,500	2.4%	Russia	1,614,347	13.9%
Retail-Regional Department Store	968,000	8.4%	South Korea	1,501,803	13.0%
Sovereign	3,412,789	29.5%	Spain	254,688	2.2%
Sovereign Agency	543,220	4.7%	Turkey	796,874	7.0%
Special Purpose Banks	274,050	2.4%	United States	3,181,875	27.5%
Telephone-Integrated	254,688	2.2%	Other	237,499	2.1%
Transport-Rail	162,651	1.4%
Other	237,499	2.1%	Total	$11,571,848	100.0%

Total	$11,571,848	100.0%

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Assets and Liabilities
October 31, 2012
(unaudited)

	Emerging Markets Sector Leader Fund	Asia Sector Leader Fund	Emerging Markets Great Consumer Fund
Assets:
Investments, at value (Cost $15,116,048, $11,717,611 and $23,497,636)	$16,410,115	$13,188,483	$25,949,897
Foreign currency, at value (Cost $206,308, $262,950, $566,386)	211,419	263,666	569,172
Cash equivalents	902,613	235,024	1,649,416
Dividends and interest receivable	20,161	3,711	41,124
Receivable for investments sold	45,713	214,434	369,154
Receivable for capital shares issued	1,000	—	23,247
Reclaims receivable	1,283	1,300	8,926
Receivable from Advisor	17,136	19,174	17,637
Prepaid expenses	22,743	19,629	23,039
Total Assets	17,632,183	13,945,421	28,651,612
Liabilities:
Payable for investments purchased	—	381,770	430,576
Payable for capital shares redeemed	—	—	26
Accrued foreign taxes	3,637	4,388	35,498
Accrued expenses:
Administration	1,435	1,435	1,435
Distribution	634	719	1,698
Fund accounting	4,653	3,120	5,422
Transfer agent	8,884	7,297	11,284
Custodian	2,683	2,185	2,101
Compliance services	12,593	7,641	10,785
Legal and audit fees	50,686	31,048	46,281
Other	25,419	16,053	23,269
Total Liabilities	110,624	455,656	568,375
Net Assets	$17,521,559	$13,489,765	$28,083,237
Net Assets consist of:
Capital	$19,679,473	$13,813,503	$26,998,223
Accumulated net investment income (loss)	53,098	(8,734)	21,319
Accumulated net realized losses on investments and foreign currency transactions	(3,506,424)	(1,780,166)	(1,354,435)
Net unrealized appreciation on investments and foreign currency transactions	1,295,412	1,465,162	2,418,130
Net Assets	$17,521,559	$13,489,765	$28,083,237
Net Assets:
Class A	$1,140,155	$1,314,172	$4,327,741
Class C	495,267	534,097	1,120,437
Class I	15,886,137	11,641,496	22,635,059

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class A	126,894	136,880	399,778
Class C	56,005	56,438	105,152
Class I	1,757,264	1,204,098	2,080,805
Net Asset Value (redemption price per share):
Class A	$8.99	$9.60	$10.83
Class C	$8.84	$9.46	$10.66
Class I	$9.04	$9.67	$10.88
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$9.54	$10.19	$11.49

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Assets and Liabilities
October 31, 2012
(unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Assets:
Investments, at value (Cost $12,540,518, $7,497,066 and $10,893,603)	$14,815,995	$7,970,989	$11,334,349
Foreign currency, at value (Cost $396,741, $21,964, $–)	397,222	21,953	—
Cash equivalents	219,783	433,304	217,554
Unrealized appreciation on spot currency contracts	93	—	—
Dividends and interest receivable	3	2,403	71,982
Receivable for investments sold	255,680	—	—
Reclaims receivable	15,443	3,131	—
Receivable from Advisor	16,219	13,212	17,061
Prepaid expenses	19,923	—	—
Total Assets	15,740,361	8,444,992	11,640,946
Liabilities:
Payable for investments purchased	180,387	—	—
Accrued foreign taxes	37,850	5,508	—
Accrued expenses:
Administration	1,435	1,436	1,435
Distribution	542	558	554
Fund accounting	3,612	2,470	3,154
Transfer agent	6,879	6,903	6,765
Custodian	1,950	302	369
Compliance services	9,250	5,951	7,929
Legal and audit fees	37,995	24,552	33,021
Other	19,630	13,980	15,871
Total Liabilities	299,530	61,660	69,098
Net Assets	$15,440,831	$8,383,332	$11,571,848
Net Assets consist of:
Capital	$15,923,593	$8,000,294	$11,010,251
Accumulated net investment income (loss)	(113,477)	5,958	158,959
Accumulated net realized gains (losses) on investments and foreign currency transactions	(2,604,299)	(91,355)	(38,091)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,235,014	468,435	440,729
Net Assets	$15,440,831	$8,383,332	$11,571,848
Net Assets:
Class A	$785,889	$523,113	$526,346
Class C	447,680	520,179	523,705
Class I	14,207,262	7,340,040	10,521,796
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):
Class A	81,693	50,000	50,510
Class C	47,243	50,000	50,345
Class I	1,469,674	700,259	1,009,126
Net Asset Value (redemption price per share):
Class A	$9.62	$10.46	$10.42
Class C	$9.48	$10.40	$10.40
Class I	$9.67	$10.48	$10.43
Maximum Sales Charge:
Class A	5.75%	5.75%	4.50%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$10.21	$11.10	$10.91

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Operations
For the period ended October 31, 2012
(unaudited)

	Emerging Markets Sector Leader Fund	Asia Sector Leader Fund	Emerging Markets Great Consumer Fund
Investment Income:
Dividend income	$273,680	$191,320	$225,449
Foreign tax withholding	(24,116)	(16,144)	(22,195)
Total Investment Income	249,564	175,176	203,254
Expenses:
Advisory fees	89,218	62,935	93,875
Administration fees	35,287	35,287	35,287
Distribution fees Class A	1,284	1,373	3,498
Distribution fees Class C	3,407	2,528	4,486
Fund accounting fees	30,945	29,010	30,890
Transfer agent fees	12,736	4,588	30,737
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,745	8,745	8,745
Custodian fees	15,654	15,014	14,022
Compliance services fees	12,292	8,854	12,058
Trustee fees	23,101	16,813	23,580
Legal and audit fees	60,474	44,368	63,630
State registration and filing fees	20,744	19,887	21,002
Other fees	19,645	13,641	18,917
Total Expenses before fee reductions	351,024	280,535	378,219
Waivers and/or reimbursements from the Advisor	(207,484)	(176,222)	(223,716)
Waivers from the Administrator and Affiliates	(2,563)	(2,563)	(2,563)
Total Net Expenses	140,977	101,750	151,940
Net Investment Income	108,587	73,426	51,314
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized losses on investments and foreign currency transactions	(1,612,100)	(501,019)	(502,076)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	809,232	482,715	767,232
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(802,868)	(18,304)	265,156
Change in Net Assets Resulting From Operations	$(694,281)	$55,122	$316,470

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Operations
For the period ended October 31, 2012
(unaudited)

	Asia Great Consumer Fund	Global Great Consumer Fund	Global Dynamic Bond Fund
Investment Income:
Dividend income	$92,818	$68,801	$39,897
Interest income	—	—	163,924
Foreign tax withholding	(8,258)	(6,643)	(129)
Total Investment Income	84,560	62,158	203,692
Expenses:
Advisory fees	73,049	42,770	40,142
Administration fees	35,287	35,287	35,287
Distribution fees Class A	921	658	639
Distribution fees Class C	2,128	2,624	2,550
Fund accounting fees	28,875	25,219	21,446
Transfer agent fees	1,649	1,545	782
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,745	8,745	8,745
Custodian fees	12,665	2,059	2,586
Compliance services fees	10,131	5,954	7,266
Trustee fees	19,240	11,164	13,741
Legal and audit fees	50,416	29,341	35,595
State registration and filing fees	20,283	1,271	982
Other fees	16,574	4,612	5,934
Total Expenses before fee reductions	297,455	188,741	193,187
Waivers and/or reimbursements from the Advisor	(178,275)	(116,784)	(133,061)
Waivers from the Administrator and Affiliates	(2,563)	(2,563)	(2,563)
Total Net Expenses	116,617	69,394	57,563
Net Investment Income (Loss)	(32,057)	(7,236)	146,129
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	(275,610)	(213,676)	548
Net realized gains (losses) on futures contracts	—	—	2,858
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	423,014	(646,629)	430,467
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	147,404	(860,305)	433,873
Change in Net Assets Resulting From Operations	$115,347	$(867,541)	$580,002

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Changes in Net Assets

	Emerging Markets Sector Leader Fund		Asia Sector Leader Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
From Investment Activities:
Operations:
Net investment income (loss)	$108,587	$12,877	$73,426	$(55,625)
Net realized gains (losses) on investments and foreign currency transactions	(1,612,100)	(1,926,959)	(501,019)	(1,303,716)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	809,232	(675,582)	482,715	(194,701)
Change in net assets resulting from operations	(694,281)	(2,589,664)	55,122	(1,554,042)
Distributions to Shareholders From:
Net investment income
Class I	—	(3,797)	—	—
Net realized gains on investments
Class A	—	(31,066)	—	(59)
Class C	—	(31,058)	—	(58)
Class I	—	(522,721)	—	(1,165)
Change in net assets from distributions	—	(588,642)	—	(1,282)
Change in net assets from capital transactions	(201,191)	3,885,507	463,766	2,258,080
Change in net assets	(895,472)	707,201	518,888	702,756
Net Assets:
Beginning of period	18,417,032	17,709,831	12,970,877	12,268,121
End of period	$17,521,560	$18,417,032	$13,489,765	$12,970,877
Accumulated net investment income (loss)	$53,099	$(55,488)	$(8,734)	$(82,160)
Capital Transactions:
Class A
Proceeds from shares issued	$336,990	$708,709	$466,543	$329,087
Dividends reinvested	—	24,923	—	42
Cost of shares redeemed	(288,989)	(66,979)	(8,231)	(348)
Redemption fees	—	169	—	7
Class C
Proceeds from shares issued	18,042	388,852	—	55,400
Dividends reinvested	—	17,424	—	41
Cost of shares redeemed	(285,153)	(78,806)	(416)	—
Class I
Proceeds from shares issued	23,993	3,021,561	5,948	1,877,295
Dividends reinvested	—	386,524	—	956
Cost of shares redeemed	(6,074)	(516,870)	(78)	(4,400)
Change in net assets resulting from capital transactions	$(201,191)	$3,885,507	$463,766	$2,258,080
Share Transactions:
Class A
Issued	38,538	73,883	51,413	35,601
Reinvested	—	3,123	—	5
Redeemed	(33,176)	(6,812)	(909)	(37)
Class C
Issued	2,179	36,374	—	5,902
Reinvested	—	2,203	—	5
Redeemed	(32,515)	(8,674)	(45)	—
Class I
Issued	2,733	314,816	665	196,758
Reinvested	—	48,255	—	119
Redeemed	(675)	(55,582)	(9)	(463)
Change in shares	(22,916)	407,586	51,115	237,890

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Changes in Net Assets

	Emerging Markets Great Consumer Fund		Asia Great Consumer Fund
	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	Year Ended April 30, 2012
From Investment Activities:
Operations:
Net investment income (loss)	$51,314	$(38,613)	$(32,057)	$(90,645)
Net realized gains (losses) on investments and foreign currency transactions	(502,076)	(853,794)	(275,610)	(1,113,420)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	767,232	(265,994)	423,014	(75,473)
Change in net assets resulting from operations	316,470	(1,158,401)	115,347	(1,279,538)
Distributions to Shareholders From:
Net realized gains on investments
Class A	—	(23,860)	—	—
Class C	—	(17,329)	—	—
Class I	—	(499,915)	—	—
Change in net assets from distributions	—	(541,104)	—	—
Change in net assets from capital transactions	10,443,858	1,577,035	345,710	(823,482)
Change in net assets	10,760,328	(122,470)	461,057	(2,103,020)
Net Assets:
Beginning of period	17,322,909	17,445,379	14,979,774	17,082,794
End of period	$28,083,237	$17,322,909	$15,440,831	$14,979,774
Accumulated net investment income (loss)	$21,319	$(29,995)	$(113,477)	$(81,420)
Capital Transactions:
Class A
Proceeds from shares issued	$2,464,681	$1,410,220	$332,006	$697,529
Dividends reinvested	—	18,894	—	—
Cost of shares redeemed	(242,860)	(20,401)	(33,616)	(617,595)
Redemption fees	—	106	—	—
Class C
Proceeds from shares issued	265,016	329,460	1,500	2,039
Dividends reinvested	—	12,362	—	—
Cost of shares redeemed	(2,922)	(57,307)	—	(1,982)
Redemption fees	—	—	—	40
Class I
Proceeds from shares issued	8,523,129	499,709	45,820	106,891
Dividends reinvested	—	392,945	—	—
Cost of shares redeemed	(563,186)	(1,013,412)	—	(1,010,404)
Redemption fees	—	4,459	—	—
Change in net assets resulting from capital transactions	$10,443,858	$1,577,035	$345,710	$(823,482)
Share Transactions:
Class A
Issued	239,867	137,611	35,390	68,314
Reinvested	—	2,179	—	—
Redeemed	(23,590)	(1,970)	(3,728)	(70,500)
Class C
Issued	25,488	33,052	162	216
Reinvested	—	1,439	—	—
Redeemed	(281)	(5,854)	—	(216)
Class I
Issued	784,394	44,023	5,142	11,092
Reinvested	—	45,166	—	—
Redeemed	(53,341)	(100,987)	—	(113,448)
Change in shares	972,537	154,659	36,966	(104,542)

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Changes in Net Assets

	Global Great Consumer Fund		Global Dynamic Bond Fund
	Six Months Ended October 31, 2012 (unaudited)	For the period January 31, 2012(a) through April 30, 2012	Six Months Ended October 31, 2012 (unaudited)	For the period February 29, 2012(a) through April 30, 2012
From Investment Activities:
Operations:
Net investment income (loss)	$(7,236)	$(7,396)	$146,129	$44,069
Net realized gains (losses) on investments and foreign currency transactions	(213,676)	140,459	3,406	(40,664)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(646,629)	1,115,064	430,467	10,262
Change in net assets resulting from operations	(867,541)	1,248,127	580,002	13,667
Distributions to Shareholders From:
Net investment income
Class A	—	—	(3,709)	(1,459)
Class C	—	—	(2,542)	(958)
Class I	—	—	(81,898)	(32,514)
Change in net assets from distributions	—	—	(88,149)	(34,931)
Change in net assets from capital transactions	2,746	8,000,000	74,131	11,027,128
Change in net assets	(864,795)	9,248,127	565,984	11,005,864
Net Assets:
Beginning of period	9,248,127	—	11,005,864	—
End of period	$8,383,332	$9,248,127	$11,571,848	$11,005,864
Accumulated net investment income (loss)	$5,958	$13,194	$158,959	$12,830
Capital Transactions:
Class A
Proceeds from shares issued	$—	$500,000	$—	$500,000
Dividends reinvested	—	—	3,709	1,459
Class C
Proceeds from shares issued	—	500,000	—	500,000
Dividends reinvested	—	—	2,542	958
Class I
Proceeds from shares issued	2,746	7,000,000	5,642	10,000,000
Dividends reinvested	—	—	62,238	24,711
Change in net assets resulting from capital transactions	$2,746	$8,000,000	$74,131	$11,027,128
Share Transactions:
Class A
Issued	—	50,000	—	50,000
Reinvested	—	—	364	146
Class C
Issued	—	50,000	—	50,000
Reinvested	—	—	249	96
Class I
Issued	259	700,000	537	1,000,000
Reinvested	—	—	6,110	2,479
Change in shares	259	800,000	7,260	1,102,721

(a)   Commencement of operations.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Emerging Markets Sector Leader Fund
Class A
Six Months Ended October 31, 2012 (unaudited)	$ 9.35	0.04	(0.40)	(0.36)	—	—	—	$ 8.99	(3.85)%	1.85%	1.05%	5.72%	$ 1,140	96%
Year Ended April 30, 2012	$11.36	(0.01)(f)	(1.64)	(1.65)	—	(0.36)	(0.36)	$ 9.35	(14.00)%	1.85%	(0.13)%	6.82%	$ 1,136	262%
September 24, 2010(d) through April 30, 2011	$10.00	(0.04)	1.43	1.39	—	(0.03)	(0.03)	$11.36	13.94%	1.85%	(0.65)%	8.06%	$ 583	172%
Class C
Six Months Ended October 31, 2012 (unaudited)	$ 9.23	(0.07)	(0.32)	(0.39)	—	—	—	$ 8.84	(4.23)%	2.60%	0.29%	7.36%	$ 495	96%
Year Ended April 30, 2012	$11.31	(0.08)(f)	(1.64)	(1.72)	—	(0.36)	(0.36)	$ 9.23	(14.70)%	2.60%	(0.88)%	7.32%	$ 797	262%
September 24, 2010(d) through April 30, 2011	$10.00	(0.08)	1.42	1.34	—	(0.03)	(0.03)	$11.31	13.44%	2.60%	(1.38)%	8.75%	$ 639	172%
Class I
Six Months Ended October 31, 2012 (unaudited)	$ 9.39	0.06	(0.41)	(0.35)	—	—	—	$ 9.04	(3.73)%	1.60%	1.34%	3.88%	$15,886	96%
Year Ended April 30, 2012	$11.39	0.01(f)	(1.65)	(1.64)	—(e)	(0.36)	(0.36)	$ 9.39	(13.85)%	1.60%	0.15%	4.31%	$16,484	262%
September 24, 2010(d) through April 30, 2011	$10.00	(0.02)	1.44	1.42	—	(0.03)	(0.03)	$11.39	14.24%	1.60%	(0.37)%	4.64%	$16,488	172%

Asia Sector Leader Fund
Class A
Six Months Ended October 31, 2012 (unaudited)	$ 9.59	0.05	(0.04)	0.01	—	—	—	$ 9.60	0.10%	1.80%	0.84%	5.81%	$ 1,314	97%
Year Ended April 30, 2012	$11.04	(0.07)(f)	(1.38)	(1.45)	—	—(e)	—(e)	$ 9.59	(13.12)%	1.80%	(0.75)%	8.38%	$ 828	322%
September 24, 2010(d) through April 30, 2011	$10.00	(0.06)	1.11	1.05	—	(0.01)	(0.01)	$11.04	10.46%	1.80%	(0.94)%	8.43%	$ 561	194%
Class C
Six Months Ended October 31, 2012 (unaudited)	$9.49	0.01	(0.04)	(0.03)	—	—	—	$ 9.46	(0.32)%	2.55%	0.24%	8.44%	$ 534	97%
Year Ended April 30, 2012	$11.00	(0.14)(f)	(1.37)	(1.51)	—	—(e)	—(e)	$ 9.49	(13.71)%	2.55%	(1.47)%	9.43%	$ 536	322%
September 24, 2010(d) through April 30, 2011	$10.00	(0.10)	1.11	1.01	—	(0.01)	(0.01)	$11.00	10.06%	2.55%	(1.69)%	9.18%	$ 556	194%
Class I
Six Months Ended October 31, 2012 (unaudited)	$ 9.64	0.06	(0.03)	0.03	—	—	—	$ 9.67	0.31%	1.55%	1.24%	4.14%	$11,641	97%
Year Ended April 30, 2012	$11.07	(0.04)(f)	(1.39)	(1.43)	—	—(e)	—(e)	$ 9.64	(12.91)%	1.55%	(0.47)%	4.90%	$11,607	322%
September 24, 2010(d) through April 30, 2011	$10.00	(0.04)	1.12	1.08	—	(0.01)	(0.01)	$11.07	10.76%	1.55%	(0.65)%	4.89%	$11,151	194%

Emerging Markets Great Consumer Fund
Class A
Six Months Ended October 31, 2012 (unaudited)	$10.71	—	0.12	0.12	—	—	—	$10.83	1.12%	1.85%	0.38%	4.70%	$ 4,328	34%
Year Ended April 30, 2012	$11.95	(0.04)(f)	(0.84)	(0.88)	—	(0.36)	(0.36)	$10.71	(6.61)%	1.85%	(0.43)%	6.84%	$ 1,965	110%
November 4, 2010(d) through April 30, 2011	$11.00	(0.04)	0.99	0.95	—	—	—	$11.95	8.64%	1.85%	(0.75)%	8.44%	$ 546	138%
Class C
Six Months Ended October 31, 2012 (unaudited)	$10.58	—	0.08	0.08	—	—	—	$10.66	0.76%	2.60%	(0.40)%	6.80%	$ 1,120	34%
Year Ended April 30, 2012	$11.91	(0.12)(f)	(0.85)	(0.97)	—	(0.36)	(0.36)	$10.58	(7.40)%	2.60%	(1.18)%	8.20%	$ 846	110%
November 4, 2010(d) through April 30, 2011	$11.00	(0.07)	0.98	0.91	—	—	—	$11.91	8.27%	2.60%	(1.47)%	9.11%	$ 611	138%
Class I
Six Months Ended October 31, 2012 (unaudited)	$10.75	0.03	0.10	0.13	—	—	—	$10.88	1.21%	1.60%	0.67%	3.96%	$22,635	34%
Year Ended April 30, 2012	$11.96	(0.02)(f)	(0.83)	(0.85)	—	(0.36)	(0.36)	$10.75	(6.35)%	1.60%	(0.20)%	4.24%	$14,512	110%
September 24, 2010(d) through April 30, 2011	$10.00	(0.03)	1.99	1.96	—	—	—	$11.96	19.60%	1.60%	(0.62)%	4.70%	$16,289	138%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Commencement of operations.
(e)	Amount is less than $0.005.
(f)	Calculated using the average shares method.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a),(c)
Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2012 (unaudited)	$ 9.56	—(e)	0.06	0.06	—	—	—	$ 9.62	0.63%	1.80%	(0.64)%	6.29%	$ 786	52%
Year Ended April 30, 2012	$10.24	(0.09)	(0.59)	(0.68)	—	—	—	$ 9.56	(6.64)%	1.80%	(0.81)%	7.38%	$ 478	205%
November 4, 2010(d) through April 30, 2011	$10.62	(0.06)	(0.32)	(0.38)	—	—	—	$10.24	(3.58)%	1.80%	(1.38)%	8.55%	$ 535	238%
Class C
Six Months Ended October 31, 2012 (unaudited)	$ 9.46	(0.06)	0.08	0.02	—	—	—	$ 9.48	0.21%	2.55%	(1.40)%	8.78%	$ 448	52%
Year Ended April 30, 2012	$10.20	(0.14)	(0.60)	(0.74)	—	—	—	$ 9.46	(7.25)%	2.55%	(1.57)%	9.21%	$ 445	205%
November 4, 2010(d) through April 30, 2011	$10.62	(0.10)	(0.32)	(0.42)	—	—	—	$10.20	(3.95)%	2.55%	(2.13)%	9.32%	$ 480	238%
Class I
Six Months Ended October 31, 2012 (unaudited)	$ 9.60	(0.02)	0.09	0.07	—	—	—	$ 9.67	0.73%	1.55%	(0.40)%	3.80%	$14,207	52%
Year Ended April 30, 2012	$10.25	(0.06)	(0.59)	(0.65)	—	—	—	$ 9.60	(6.34)%	1.55%	(0.57)%	4.20%	$14,056	205%
September 24, 2010(d) through April 30, 2011	$10.00	(0.05)	0.30	0.25	—	—	—	$10.25	2.50%	1.55%	(1.13)%	4.57%	$16,068	238%

Global Great Consumer Fund
Class A
Six Months Ended October 31, 2012 (unaudited)	$11.56	(0.02)	(1.08)	(1.10)	—	—	—	$10.46	(9.52)%	1.82%(f)	(0.34)%	7.35%	$ 523	48%
January 31, 2012(d) through April 30, 2012	$10.00	(0.01)	1.57	1.56	—	—	—	$11.56	15.60%	1.85%	(0.52)%	8.13%	$ 578	26%
Class C
Six Months Ended October 31, 2012 (unaudited)	$11.53	(0.06)	(1.07)	(1.13)	—	—	—	$10.40	(9.80)%	2.57%(f)	(1.10)%	8.11%	$ 520	48%
January 31, 2012(d) through April 30, 2012	$10.00	(0.03)	1.56	1.53	—	—	—	$11.53	15.30%	2.60%	(1.27)%	8.89%	$ 577	26%
Class I
Six Months Ended October 31, 2012 (unaudited)	$11.56	—(e)	(1.08)	(1.08)	—	—	—	$10.48	(9.34)%	1.57%(f)	(0.09)%	4.01%	$ 7,340	48%
January 31, 2012(d) through April 30, 2012	$10.00	(0.01)	1.57	1.56	—	—	—	$11.56	15.60%	1.60%	(0.27)%	4.93%	$ 8,094	26%

Global Dynamic Bond Fund
Class A
Six Months Ended October 31, 2012 (unaudited)	$ 9.98	0.20	0.31	0.51	(0.07)	—	(0.07)	$10.42	5.17%	1.22%(f)	2.40%	6.58%	$ 526	66%
February 29, 2012(d) through April 30, 2012	$10.00	0.04	(0.03)	0.01	(0.03)	—	(0.03)	$ 9.98	0.09%	1.25%	2.22%	8.32%	$ 500	18%
Class C
Six Months Ended October 31, 2012 (unaudited)	$ 9.98	0.13	0.34	0.47	(0.05)	—	(0.05)	$10.40	4.73%	1.97%(f)	1.65%	7.34%	$ 524	66%
February 29, 2012(d) through April 30, 2012	$10.00	0.03	(0.03)	—	(0.02)	—	(0.02)	$ 9.98	(0.01)%	2.00%	1.47%	9.08%	$ 500	18%
Class I
Six Months Ended October 31, 2012 (unaudited)	$ 9.98	0.22	0.31	0.53	(0.08)	—	(0.08)	$10.43	5.35%	0.97%(f)	2.65%	3.08%	$10,522	66%
February 29, 2012(d) through April 30, 2012	$10.00	0.04	(0.03)	0.01	(0.03)	—	(0.03)	$ 9.98	0.13%	1.00%	2.47%	4.82%	$10,006	18%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Commencement of operations.
(e)	Amount is less than $0.005.
(f)

The net expense ratio shown for the period is the blended ratio of the current expense limitation in effect as of August 28, 2012 and the higher limitation in effect prior to that date. See Note 4 to the financial statements for additional discussion.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

1.	Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of October 31, 2012, the Trust is comprised of the following six funds: Emerging Markets Sector Leader Fund ("EM Sector Leader Fund") (formerly the "Global Emerging Markets Sector Leader Fund"), Asia Sector Leader Fund, Emerging Markets Great Consumer Fund ("EM Great Consumer Fund") (formerly the Global Emerging Markets Great Consumer Fund"), Asia Great Consumer Fund, Global Great Consumer Fund and the Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The EM Sector Leader Fund, Asia Sector Leader Fund, EM Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell and asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the "Board").

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using market quotations or a matrix method provided by an independent pricing service. U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations, fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Advisor") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be fair valued by an independent pricing service or by the Advisor's Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 - quoted prices in active markets for identical assets

•

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 - significant unobservable inputs including a Fund's own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

Pursuant to the valuation procedures noted previously, equity securities and exchange-traded funds (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) and rights are all generally categorized as Level 2 securities in the fair value hierarchy.

A summary of the valuations as of October 31, 2012, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Sector Leader Fund
Common Stocks*	16,404,808	—	—	16,404,808
Rights	5,307	—	—	5,307
Total Investments	$16,410,115	$—	$—	$16,410,115

Asia Sector Leader Fund
Common Stocks*	13,188,483	—	—	13,188,483
Total Investments	$13,188,483	$—	$—	$13,188,483

Emerging Markets Great Consumer Fund
Common Stocks*	25,946,884	—	—	25,946,884
Rights	3,013	—	—	3,013
Total Investments	$25,949,897	$—	$—	$25,949,897

Asia Great Consumer Fund
Common Stocks*	14,815,995	—	—	14,815,995
Total Investments	$14,815,995	$—	$—	$14,815,995

Global Great Consumer Fund
Common Stocks*	7,970,989	—	—	7,970,989
Total Investments	$7,970,989	$—	$—	$7,970,989

Global Dynamic Bond Fund
Convertible Corporate Bond	$—	$968,000	$—	$968,000
Corporate Bond	—	285,500	—	282,500
Exchange Traded Funds	681,190	—	—	681,190
Foreign Bonds	—	668,287	—	668,287
Treasury Note	—	2,500,685	—	2,500,685
Yankee Dollar Bonds	—	6,233,687	—	6,233,687
Total Investments	$681,190	$10,653,159	$—	$11,334,349

(*)   For detailed industry classifications, see accompanying Schedules of Portfolio Investments.

For the period ended October 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

Transfers that occurred from Level 2 to level 1 on recognition dates due to application of systematic fair value procedures affecting Eastern Hemisphere portfolio holdings are as follows:

Transfers from Level 2 to Level 1
Emerging Markets Sector Leader Fund
Common Stocks	$4,048,498
Asia Sector Leader Fund
Common Stocks	$4,949,713
Emerging Markets Great Consumer Fund
Common Stocks	$7,045,198
Asia Great Consumer Fund
Common Stocks	$6,532,969
Global Great Consumer Fund
Common Stocks	$7,045,198

There were no transfers from Level 1 to Level 2 on the recognition dates.

In May 2011, the FASB issued Accounting Standards Update 2011-04 (‘‘ASU 2011-04’’) ‘‘Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.’’ ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has determined that this will not have any impact on the Funds’ financial statements other than enhanced disclosures.

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time purchase of three months or less to be cash equivalents.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charge to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the Funds (except Global Dynamic Bond Fund) intends to declare and distribute net investment income at least annually, if any. The Global Dynamic Bond Fund declares and distributes dividends from net investment income on a monthly basis. In addition, each fund intends to distribute net realized capital gains, if any, annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (PFICs)) do not require a reclassification.

Redemption Fee

A redemption fee of 2.00% is charged and recorded as capital for any shares redeemed after being held for less than 60 days. This fee does not apply to shares that were acquired through reinvestment of dividends or distributions. Redemption Fees collected for the six months ended October 31, 2012, are reflected on the Statements of Changes in Net Assets as "Redemption Fees".

Federal Income Taxes

Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether it is more-likely-than-not (i.e., great than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds' financial statements.

3.	Derivatives

Futures

Each Fund may engage in transactions in futures contracts, which are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A Fund may enter into futures contracts in an effort to hedge against market risks. In addition, the Global Dynamic Bond Fund may enter into currency forward contracts, which are financial contracts to trade a specific foreign currency at an agreed exchange rate at a future date, generally under a standing binding agreement which may be traded on U.S. and non-U.S. exchanges. A currency forward contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

Upon purchasing or selling a futures contract, a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each date thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day, or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

The primary risks associated with the use of futures are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of a Fund’s Advisor to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

No open futures contracts were held by the Funds as of October 31, 2012. During the six months ended October 31, 2012, the effect of derivative instruments on the Funds’ Statements of Operations were as follows:

Realized Gain on Derivatives Recognized as a Result from Operations
Net Realized Gains from Futures Transactions
Interest Rate Exposure
Global Dynamic Bond Fund	$2,858

4.	Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement between the Advisor and the Trust (the "Investment Management Agreement"). Under this agreement, each Fund pays the Advisor a fee at an annualized rate of the average daily net assets of each Fund as listed below:

EM Sector Leader Fund	1.05%

Asia Sector Leader Fund	1.00%

EM Great Consumer Fund	1.05%

Asia Great Consumer Fund	1.00%

Global Great Consumer Fund	0.95%	*

Global Dynamic Bond Fund	0.65%	*

*  Fees in effect as of August 28, 2012.  Prior to that date, the annual management fee rate was 1.05% for Global Great Consumer Fund and 0.75% for Global Dynamic Bond Fund.

The Advisor, with respect to each Fund, has entered into a separate sub-management agreement with the sub-managers (each, a "Sub-Manager", and together, the "Sub-Managers") to manage all or a portion of the investments of each Fund as set forth below:

EM Sector Leader Fund	Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”)
Mirae Asset Global Investimentos (Brasil)
Gestão de Recursos Ltda. (“Mirae Asset Brazil”)

Asia Sector Leader Fund	Mirae Asset Hong Kong

EM Great Consumer Fund	Mirae Asset Hong Kong Mirae Asset Brazil

Asia Great Consumer Fund	Mirae Asset Hong Kong

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

The Advisor has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) through August 31, 2013 as follows:

EM Sector Leader Fund Class A	1.85%
EM Sector Leader Fund Class C	2.60%
EM Sector Leader Fund Class I	1.60%

Asia Sector Leader Fund Class A	1.80%
Asia Sector Leader Fund Class C	2.55%
Asia Sector Leader Fund Class I	1.55%

EM Great Consumer Fund Class A	1.85%
EM Great Consumer Fund Class C	2.60%
EM Great Consumer Fund Class I	1.60%

Asia Great Consumer Fund Class A	1.80%
Asia Great Consumer Fund Class C	2.55%
Asia Great Consumer Fund Class I	1.55%

Global Great Consumer Fund Class A	1.75%*
Global Great Consumer Fund Class C	2.50%*
Global Great Consumer Fund Class I	1.50%*

Global Dynamic Bond Fund Class A	1.15%*
Global Dynamic Bond Fund Class C	1.90%*
Global Dynamic Bond Fund Class I	0.90%*

*  Limits in effect as of August 28, 2012.  Prior to that date the expense limitations for each class of shares were 0.10% higher than those stated above.

Additionally, pursuant to the expense limitation agreement, each Fund has agreed to repay amounts waived or reimbursed by the Advisor with respect to such Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Trust's Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2012, the repayments that may potentially be made by the Funds are as follows:

	Expires 4/30/14	Expires 4/30/15	Expires 4/30/16	Total
EM Sector Leader Fund	$259,921	$464,702	$207,484	$932,107
Asia Sector Leader Fund	228,588	384,837	176,222	789,647
EM Great Consumer Fund	261,596	449,435	223,716	934,747
Asia Great Consumer Fund	249,764	428,164	178,275	856,203
Global Great Consumer Fund	–	76,617	116,784	193,401
Global Dynamic Bond Fund	–	74,008	133,061	207,069

Citi Fund Services Ohio, Inc. ("Citi"), a wholly owned subsidiary of Citibank, N.A., serves as the Trust's administrator, transfer agent and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Funds. Citi will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. Citi agreed to waive a portion of its fees during the six month period March 1, 2012 through August 31, 2012. These waived amounts are presented on each Fund's Statement of Operations under the caption "Waivers and/or Reimbursements from the Administrator and Affiliates". Citibank, N.A. serves as custodian for the Funds. For its services as custodian, each Fund pays Citibank, N.A. a fee based on a percentage of assets held on behalf of such Fund, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held. The Funds have an uncommitted $5,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the six months ended October 31, 2012.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

Funds Distributor, LLC (the "Distributor") serves as the distributor of the Trust and each Fund. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 0.25% for shareholder servicing of Class C Shares and up to 0.75% may be used for distribution of Class C Shares. The Distributor received commissions from the sale of Class A and Class C Shares of the Funds during the six months ended October 31, 2012 as follows:

	Class A	Class C
EM Sector Leader Fund	$1,162	$–
EM Great Consumer Fund	18,570	–

Under the Fund Compliance and AML Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO") and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as "Compliance Service Fees".

Certain officers and trustees of the Trust are officers of the Advisor or Citi and receive no compensation from the Funds for such services.

For the six months ended October 31, 2012, the brokerage commissions paid by each Fund to affiliated broker/dealers of the Fund's Advisor on the execution of each Fund's purchases and sales of portfolio investments are as follows:

	Name of Affilate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliates
EM Sector Leader Fund	Mirae Asset Securities (Hong Kong) Ltd.	$1,056
	Mirae Asset Securities Co., Ltd.	195
Asia Sector Leader Fund	Mirae Asset Securities (Hong Kong) Ltd.	1,709
	Mirae Asset Securities Co., Ltd.	529
EM Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	668
	Mirae Asset Securities Co., Ltd.	201
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	551
	Mirae Asset Securities Co., Ltd.	221
Global Great Consumer Fund	Mirae Asset Securities (USA) Inc.	37
Global Dynamic Bond Fund	Mirae Asset Securities (USA) Inc.	-

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the six months ended October 31, 2012 were as follows:

	Purchases	Sales
EM Sector Leader	$17,480,104	$17,252,888
Asia Sector Leader	13,784,137	14,294,789
EM Great Consumer Fund	16,231,898	6,190,769
Asia Great Consumer Fund	8,265,966	7,093,922
Global Great Consumer Fund	4,066,052	4,517,011
Global Dynamic Bond Fund	8,280,654	9,964,863

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the six months ended October 31, 2012 were as follows:

	Purchases	Sales
Global Dynamic Bond Fund	$1,786,254	$1,985,867

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

6.	Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in a Fund's loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which a Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by a Fund; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by rule 144A under the 1993 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. The Advisor determines the liquidity of a Fund's investments under the supervision of the Board of Trustees. At October 31, 2012, the Global Dynamic Bond Fund held restricted securities representing 23.9% of net assets, none of which have been deemed illiquid. The restricted securities held as of October 31, 2012 are identified below and are also presented in the Fund's Schedule of Portfolio Investments.

Security	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Braskem America Finance Co., 7.13%, 7/22/41	2.4%	7/12/2012	$254,378	$250,000	$282,500
CNPC General Capital, 2.75%, 4/19/17	1.8%	4/12/2012	199,982	200,000	206,969
Hana Bank, 3.50%, 10/25/17	4.6%	4/19/2012	499,700	500,000	533,803
Itau Unibanco Holding SA, 5.65%, 3/19/22	4.6%	3/13/2012	500,250	500,000	530,000
PT Pertamina, 4.88%, 5/3/22	2.4%	4/26/2012	248,535	250,000	272,500
Samarco Mineracao SA, 4.13%, 11/1/22	1.7%	10/26/2012	198,640	200,000	200,262
Turk EximBank, 5.88%, 4/24/19	2.4%	4/13/2012	247,318	250,000	274,125
Turkiye Garanti Bankasi, 4.00%, 9/13/17	2.2%	9/6/2012	248,045	250,000	252,500
VTB Bank OJSC, 6.95%, 10/17/22	1.8%	10/24/2012	206,700	200,000	207,590

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

8.	Federal Income Tax Information

At April 30, 2012, the Funds had net capital loss carryforwards ('CLCFs") for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward for an unlimited period capital losses incurred in taxable years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As the result of the rule, pre-enactment CLCFs may have an increased likelihood of expiring unused. Additionally, post-enactment CLCFs will retain their character as short-term or long-term capital losses rather than being considered all short-term under previous law.

Capital loss carry forwards subject to expiration:

Expires 2019
Asia Great Consumer Fund	$6,627

Capital loss carry forwards originating in current tax year and not subject to expiration:

	Short Term Amount	Long Term Amount	Total
EM Sector Leader Fund	$724,138	$50,909	$775,047
Asia Sector Leader Fund	832,794	51,214	884,008
EM Great Consumer Fund	196,466	–	196,466
Asia Great Consumer Fund	2,126,665	–	2,126,665
Global Dynamic Bond Fund	41,497	–	41,497

Under current tax law, capital losses and net investment losses realized after October 31 and December 31 respectively of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows:

	Post- October Capital Loss Deferred	Late Year Ordinary Loss Deferred	Total
EM Sector Leader Fund	$1,073,678	$–	$1,073,678
Asia Sector Leader Fund	303,819	82,160	385,979
EM Great Consumer Fund	614,510	1,701	616,211
Asia Great Consumer Fund	134,799	81,420	216,219

The tax character of dividends paid to shareholders during the tax year ended April 30, 2012 were as follows:

	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
EM Sector Leader Fund	$588,642	$588,642	$588,642
Asia Sector Leader Fund	1,282	1,282	1,282
EM Great Consumer Fund	541,104	541,104	541,104
Global Dynamic Bond Fund	34,931	34,931	34,931

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2012
(unaudited)

As of April 30, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
EM Sector Leader Fund	$-	$(1,848,725)	$385,093	$(1,463,632)
Asia Sector Leader Fund	-	(1,269,987)	891,127	(378,860)
EM Great Consumer Fund	-	(812,677)	1,581,221	768,544
Asia Great Consumer Fund	-	(2,349,511)	1,751,402	(598,109)
Global Great Consumer Fund	135,515	-	1,115,064	1,250,579
Global Dynamic Bond Fund	15,996	(41,497)	10,262	(15,239)

At October 31, 2012, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation)
EM Sector Leader Fund	$15,081,896	$1,845,041	$(517,822)	$1,328,219
Asia Sector Leader Fund	11,941,679	1,534,106	(287,301)	1,246,804
EM Great Consumer Fund	23,112,668	3,143,568	(309,339)	2,834,216
Asia Great Consumer Fund	12,577,475	2,315,711	(77,191)	2,238,520
Global Great Consumer Fund	7,455,291	773,557	(257,859)	515,698
Global Dynamic Bond Fund	10,875,944	464,918	(6,513)	458,405

9.	New Accounting Pronouncement

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Funds' financial statements.

10.	Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2012, the Funds have individual shareholder account and/or omnibus shareholder accounts (comprised of a group of individual shareholders), each of which is affiliated with the Advisor, and representing ownership as follows:

Beneficial Ownership
EM Sector Leader Fund	39%
EM Great Consumer Fund	56%
Asia Great Consumer Fund	75%
Global Great Consumer Fund	62%
Global Dynamic Bond Fund	45%

11.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement

The Board requested and received a wide variety of information from the Advisor and the Sub-Managers in connection with (a) the initial approval of the Investment Management Agreement with respect to the Global Great Consumer Fund and the Global Dynamic Bond Fund and (b) the annual approval of the Investment Management Agreement with respect to all of the Funds, including the Global Great Consumer Fund and the Global Dynamic Bond Fund. The materials described, among other things: the Advisor’s and Sub-Managers’ business; the Advisors’ and Sub-Managers’ organizational structure, personnel and operations; the services provided by the Advisor and Sub-Managers with respect to the Funds; the Funds’ performance; the Advisor and Sub-Managers’ fees and the Funds’ net total expenses; the Advisors’ contractual fee waiver and expense reimbursement agreement with respect to the Funds; and compliance and portfolio trading matters. At the meetings, representatives of the Advisor discussed, and answered Trustees' questions about, among other things, a report by Strategic Insight, a mutual fund research and consulting organization, comparing each Fund's fees to those of a peer group of similar funds, performance comparison information, the Manager’s services and personnel and the Advisor’s profitability. Also included in the materials was a memorandum from counsel to the Independent Trustees on the responsibilities of the Board of Trustees of the Trust (the "Board") in considering for approval the Investment Management and Sub-Management Agreements.

Nature, Extent and Quality of the Services

In reviewing the nature, extent and quality of services, the Board considered the scope and quality of services provided to the Funds by the Advisor under the Investment Management Agreement and by each Sub-Manager under the applicable Sub-Management Agreement. The Board considered the quality of the investment research capabilities of the Advisor and the Sub-Managers and other resources dedicated to performing services for the Funds. The Board also considered information regarding: the experience and professional background of the portfolio managers at the Advisor and the Sub-Managers and the qualifications and capabilities of the portfolio managers and other personnel who would have principal investment responsibility for each Fund’s investments; the investment philosophy and decision-making processes of those professionals; the capability and integrity of the Advisor’s/Sub-Manager’s senior management and staff; the quality of the Advisor’s/Sub-Manager’s services with respect to regulatory compliance and compliance with client investment policies and restrictions; and the financial condition and operational stability of the Advisor/Sub-Managers, including financial statements of the Advisors and Sub-Managers. The Board also took into account its familiarity with the Advisor and Sub-Managers through Board meetings, discussion and reports during the preceding months in connection with the Funds.

The Board discussed the adequacy of the resources and quality of services provided by the Advisor and the Sub-Managers under their respective Agreements. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds under the Investment Management and Sub-Management Agreements.

Costs of Services and Profitability

The Advisor then discussed with the Board its costs of services provided to the Funds. The Board considered the Advisor’s and Sub-Managers’ resources devoted to the Funds as well as the Advisor’s and Sub-Manager’s income from the Funds and other products. The Advisor then discussed its profitability analysis with respect to the Funds and the impact of the Advisor’s reimbursement of expenses with respect to all the Funds.

Advisory/Management Fees

The Board received industry data from Strategic Insight, including a comparison of each Fund’s contractual advisory fees, net management fees and net total expense ratios to the contractual advisory fees, net management fees and net total expense ratios of each Fund’s peer group median. Each Fund’s net management fee was below its peer group median net management fee. The contractual advisory fee of the Asia Sector Leader, and Asia Great Consumer Funds were the same as or below the median of their peer group while the contractual advisory fees of the EM Sector Leader, EM Great Consumer, Global Great Consumer and Global Dynamic Bond Funds were above the median of their peer group. The Board considered the Manager’s proposal to reduce the Global Great Consumer Fund’s contractual advisory fee from 1.05% to 0.95% and the Global Dynamic Bond Fund’s contractual advisory fee from 0.75% to 0.65%. The Board also considered each Fund’s net total expense ratio, noting that each Fund’s net total expense ratio was above the median net total expense ratio for its peer group, other than the China Sector Leader and Brazil Sector Leader Funds which were at or below net total expense of its respective peer group. The Board also received information about fees charged by the Advisor for products with similar strategies. The Board considered the Advisor’s commitment to maintain the Funds’ net expense levels as stated in a contractual fee waiver and expense reimbursement agreement with the Trust.

Mirae Asset Discovery Funds
Board of Trustees Approval of the Investment Management Agreement

Performance

The Board received performance comparison information for each Fund (other than the Global Great Consumer Fund and the Global Dynamic Bond Fund which had recently commenced operation) that included a comparison of each Fund to its benchmark and Lipper peer group for the calendar year ended December 31, 2011, the three-months ended March 31, 2012 and one-year ended March 31, 2012. The Asia Great Consumer Fund outperformed its benchmark and Lipper peer group for the three-months ended March 31, 2012 and one-year ended March 31, 2012. The EM Great Consumer Fund outperformed its benchmark and Lipper peer group for all periods. The Asia Sector Leader Fund outperformed its benchmark for the three-months ended March 31, 2012 but under performed its benchmark for the other periods and the Lipper peer group for all periods. The EM Sector Leader Fund underperformed its benchmarks and Lipper peer group for all periods.

The Board also considered Strategic Insight report containing the Funds’ Morningstar Category Rankings for the three-months and one-year ended March 31, 2012. The EM Great Consumer and Asia Great Consumer Funds’ performance for the three-months and one-year ended March 31, 2012 was in the top of each respective Morningstar Category Ranking. The EM Sector Leader and Asia Sector Leader Funds were in the lower or bottom Morningstar Category Ranking for the three-months and one-year periods ended March 31, 2012.

The Advisor discussed the reasons for the various Funds’ underperformance and the implementation of a new investment process. The Board also considered that the Funds were relatively new.

Economies of Scale

The Board then considered whether the Funds would benefit from any economies of scale, noting that breakpoints were currently not relevant to the Funds given their asset size.

Other Benefits

The Board noted that the Advisor said it does not expect to receive significant ancillary benefits as a result of its relationship with the Funds and that transactions effected through its affiliated broker are reported to the Board.

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management and Sub-Management Agreements were fair and reasonable with respect to the services that the Advisor and the Sub-Managers provide to each Fund and in light of the other factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of its independent counsel in making this determination.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered	Mirae Asset Discovery Funds
or Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the "Trust"). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com..

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust's website at http://investment.miraeasset.us.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.

10/12

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Included as part of report to stockholders under Item 1.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable - only for annual reports.

(a)(2)

Separate certfications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)      Not applicable.

(b)

A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date	December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	December 26, 2012

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date	December 26, 2012

* Print the name and title of each signing officer under his or her signature.